ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS - Net income/(loss) From Discontinued Operations (Details) - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Apr. 15, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Loss)/income from discontinued operations		$ (189,620)	$ 50,448	$ (142,912)
(Loss)/ gain on disposal		113,170	574,941
Net (loss)/income from discontinued operations		(76,450)	625,389	(142,912)
CoolCo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Loss)/income from discontinued operations		(194,500)	54,534	36,699
(Loss)/ gain on disposal		(10,060)	0	0
Net (loss)/income from discontinued operations		(204,560)	54,534	36,699
TundraCo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Loss)/income from discontinued operations		4,880	2,806	(3,622)
(Loss)/ gain on disposal		123,230	0
Net (loss)/income from discontinued operations		128,110	2,806	(3,622)
Golar Partners And Hygo Energy
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Loss)/income from discontinued operations	$ (6,892)	0	(6,892)	(175,989)
(Loss)/ gain on disposal	$ 574,939	0	574,941	0
Net (loss)/income from discontinued operations		$ 0	$ 568,049	$ (175,989)